Installment Loans	12 Months Ended
Mar. 31, 2015
Installment Loans

7. Installment Loans

The composition of installment loans by domicile and type of borrower at March 31, 2014 and 2015 is as follows:

	Millions of yen
	2014	2015
Borrowers in Japan:
Consumer—
Housing loans	¥973,439	¥1,048,216
Card loans	228,868	243,225
Other	24,875	22,866

	1,227,182	1,314,307

Corporate—
Real estate companies	228,062	227,568
Non-recourse loans	72,625	41,535
Commercial, industrial and other companies	409,846	401,718

	710,533	670,821

Overseas:
Non-recourse loans	101,579	83,233
Commercial, industrial companies and other	222,920	367,401

	324,499	450,634
Purchased loans*	53,341	42,292

	¥2,315,555	¥2,478,054

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.

At March 31, 2015, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2016	¥445,181
2017	257,179
2018	219,610
2019	222,592
2020	184,265
Thereafter	1,106,935

Total	¥2,435,762

Included in finance revenues in the consolidated statements of income is interest income on loans of ¥144,458 million, ¥118,287 million and ¥110,390 million fiscal 2013, 2014 and 2015, respectively.

Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option under ASC 825 (“Financial Instruments”) was elected. A subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) on its loans held for sale originated on or after October 1, 2011. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period.

Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2014 and 2015 were ¥14,267 million and ¥15,613 million, respectively. There were ¥12,631 million and ¥15,361 million of loans held for sale as of March 31, 2014 and 2015, respectively, measured at fair value by electing the fair value option.

For loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely, ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”) requires that the investor recognize the excess of the loan’s cash flows expected at acquisition over the investor’s initial investment as interest income on the level-yield basis over the remaining life of the purchased loan (“accretable yield”). ASC 310-30, however, does not prohibit placing loans on non-accrual status subsequent to acquisition, including use of the cost recovery or cash basis methods of income recognition when it is not appropriate to recognize the accretable yield, such as when the investor does not have sufficient information to reasonably estimate cash flows expected to be collected to compute the accretable yield.

Purchased loans acquired by the Company and its subsidiaries are generally characterized by extended period of non-performance by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥53,341 million and ¥42,292 million as of March 31, 2014 and 2015, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal 2014 and 2015 were ¥4,742 million and ¥10,131 million, respectively.

When it is probable that the Company and its subsidiaries will be unable to collect all book value, the Company and its subsidiaries consider purchased loans impaired, and a valuation allowance for the excess amount of the book value over the estimated recoverable amount of the loans is provided. For most cases, the recoverable amount is estimated based on the collateral value. Purchased loans for which valuation allowances were provided amounted to ¥23,075 million and ¥15,216 million as of March 31, 2014 and 2015, respectively.

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Beginning balance	¥19,825	¥15,316	¥14,148
Provision (Reversal)	4,649	2,532	(690)
Charge-offs	(9,412)	(3,921)	(3,390)
Recoveries	0	111	432
Other*	254	110	217

Ending balance	¥15,316	¥14,148	¥10,717

*	Other includes foreign currency translation adjustments.